UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter End December 31, 2000

Check here if Amendment [ ]; Amendment Number:______
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:      Veredus Asset Management LLC
Address:   6060 Dutchmans Lane Suite 320
           Louisville, KY 40205

Form 13F File Number:          28-7802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Jenkins
Title:     V.P. & Chief Operating Officer
Phone:     (502) 899-4080

Signature, Place, and Date of Signing:

JAMES R. JENKINS               LOUISVILLE, KENTUCKY           February 13, 2001
----------------               --------------------           -----------------
  [Signature]                     [City, State]                      [Date]

Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
                                                 --------

Form 13F Information Table Entry Total:             89
                                                 --------

Form 13F Information Table Value Total:          $618,449
                                                 --------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




                                                   VALUE                                  INVESTMENT OTHER     VOTING AUTHORITY
                NAME           TITLE      CUSIP    (000s)      SHARES   SH/PRN   PUT/CALL   DISCRTN   MGRS   SOLE     SHARE   NONE
-----------------------------------------------------------------------------------------------------------------------------------
ACLARA BIOSCIENCES INC          COM     00461P106       9         800     SH                 SOLE                 800             0
AIRTRAN HLDGS INC               COM     00949P108  13,785   1,901,350     SH                 SOLE           1,301,900       599,450
AKSYS LTD                       COM     010196103   5,521     334,600     SH                 SOLE             229,000       105,600
AMERICAN INTL GROUP INC         COM     026874107      74         750     SH                 SOLE                 750             0
APRIA HEALTHCARE GROUP INC      COM     037933108   7,839     263,500     SH                 SOLE             176,700        86,800
ARQULE INC                      COM     04269E107  12,250     382,800     SH                 SOLE             265,150       117,650
BECTON DICKINSON & CO           COM     075887109   3,269      94,400     SH                 SOLE              94,400             0
BEVERLY ENTERPRISES INC NEW     COM     087851309   9,911   1,210,500     SH                 SOLE             829,200       381,300
BIOMET INC                      COM     090613100   2,977      75,000     SH                 SOLE              75,000             0
BIOSOURCE INTERNATIONAL INC     COM     09066H104   3,879     253,350     SH                 SOLE             154,850        98,500
BRINKER INTERNATIONAL INC       COM     109641100  10,964     259,500     SH                 SOLE             175,600        83,900
BUCA INC                        COM     117769109   2,739     186,500     SH                 SOLE             123,750        62,750
CADENCE DESIGN SYSTEMS INC      COM     127387108   3,083     112,100     SH                 SOLE             112,100             0
CELL THERAPEUTICS INC           COM     150934107   4,209      93,400     SH                 SOLE              61,400        32,000
CHARMING SHOPPES INC            COM     161133103  10,091   1,681,800     SH                 SOLE           1,094,600       587,200
CHECKERS DRIVE-IN RESTAURANTS   COM     162809305     308      83,500     SH                 SOLE              83,500             0
CHESAPEAKE ENERGY CORP          COM     165167107  14,621   1,444,000     SH                 SOLE             959,800       484,200
CHRISTOPHER & BANKS CORP        COM     171046105   4,759     168,825     SH                 SOLE             111,825        57,000
CHUBB CORP                      COM     171232101   2,534      29,300     SH                 SOLE              29,300             0
CITIGROUP INC                   COM     172967101      92       1,800     SH                 SOLE               1,800             0
COMMUNITY HEALTH SYSTEMS INC    COM     203668108  16,293     465,500     SH                 SOLE             311,750       153,750
COVENTRY HEALTH CARE INC        COM     222862104   7,344     275,200     SH                 SOLE             195,450        79,750
CURIS INC                       COM     231269101   3,417     385,000     SH                 SOLE             288,300        96,700
CYTYC CORP                      COM     232946103  16,917     270,400     SH                 SOLE             177,300        93,100
D R HORTON INC                  COM     23331A109  11,129     455,400     SH                 SOLE             310,200       145,200
DAVITA INC                      COM     23918K108  22,843   1,333,900     SH                 SOLE             916,900       417,000
DRESS BARN INC                  COM     261570105   9,399     324,100     SH                 SOLE             211,800       112,300
EDEN BIOSCIENCE CORP            COM     279445100   6,781     226,500     SH                 SOLE             150,300        76,200
ELI LILLY & CO                  COM     532457108      93       1,000     SH                 SOLE               1,000             0
FILENET CORP                    COM     316869106  13,971     512,700     SH                 SOLE             343,000       169,700
FIRST HEALTH GROUP CORP         COM     320960107   9,499     204,000     SH                 SOLE             138,300        65,700
FRONTIER AIRLINES INC NEW       COM     359065109   7,697     248,800     SH                 SOLE             168,100        80,700
GENESCO INC                     COM     371532102  28,269   1,156,800     SH                 SOLE             762,300       394,500
GLENAYRE TECHNOLOGIES INC       COM     377899109   2,867     811,900     SH                 SOLE             556,000       255,900
HANOVER COMPRESSOR CO           COM     410768105   2,255      50,600     SH                 SOLE              34,700        15,900
HCA-HEALTHCARE CO               COM     404119109   4,643     105,500     SH                 SOLE             105,500             0
HEALTH MANAGEMENT ASSOCIATES    COM     421933102   2,075     100,000     SH                 SOLE             100,000             0
HEALTHSOUTH CORP                COM     421924101  34,476   2,113,500     SH                 SOLE           1,427,100       686,400
HELLER FINANCIAL INC            COM     423328103  12,275     400,000     SH                 SOLE             266,400       133,600
HUMANA INC                      COM     444859102  23,933   1,569,400     SH                 SOLE           1,073,100       496,300
IDX SYSTEMS CORP                COM     449491109   5,055     202,200     SH                 SOLE             138,900        63,300
INSIGHT COMMUNICATIONS INC      COM     45768V108   3,809     162,100     SH                 SOLE             100,800        61,300
KENSEY NASH CORP                COM     490057106   1,466     144,800     SH                 SOLE              91,300        53,500
K-SWISS INC-CL A                COM     482686102   6,970     278,800     SH                 SOLE             186,100        92,700
LASERSIGHT INC                  COM     517924106     996     797,180     SH                 SOLE             484,510       312,670
LEUCADIA NATIONAL CORP          COM     527288104  11,411     322,000     SH                 SOLE             206,900       115,100
LIFEPOINT HOSPITALS INC         COM     53219L109   7,814     155,900     SH                 SOLE             104,000        51,900
MARINE DRILLING COMPANIES INC   COM     568240204   9,815     366,900     SH                 SOLE             245,800       121,100
MCKESSON HBOC INC COM           COM     58155Q103     144       4,000     SH                 SOLE               4,000             0
MENS WEARHOUSE INC              COM     587118100  10,125     371,550     SH                 SOLE             241,750       129,800
METLIFE INC                     COM     59156R108     168       4,800     SH                 SOLE               4,800             0
MID ATLANTIC MEDICAL SERVICES   COM     59523C107     594      30,000     SH                 SOLE              30,000             0
MONTEREY PASTA CO               COM     612570101     918     193,350     SH                 SOLE             193,350             0
NEOPHARM INC                    COM     640919106     371       9,800     SH                 SOLE               6,550         3,250
NOVEN PHARMACEUTICALS INC       COM     670009109   6,877     184,000     SH                 SOLE             114,600        69,400
NOVOSTE CORP                    COM     67010C100  11,448     416,300     SH                 SOLE             283,700       132,600
OXFORD HEALTH PLANS INC         COM     691471106  25,730     651,400     SH                 SOLE             441,200       210,200
PARKER DRILLING CO              COM     701081101   3,656     722,200     SH                 SOLE             437,000       285,200
PF CHANGS CHINA BISTRO INC      COM     69333Y108   7,050     224,250     SH                 SOLE             147,300        76,950
PFIZER INC                      COM     717081103   3,869      84,100     SH                 SOLE              84,100             0
PHILLIPS VAN HEUSEN CORP        COM     718592108   8,831     679,300     SH                 SOLE             458,050       221,250
PHOTON DYNAMICS INC             COM     719364101      34       1,500     SH                 SOLE               1,500             0
PHYSIOMETRIX INC                COM     718928104   3,250     203,950     SH                 SOLE             130,350        73,600
PIONEER NATURAL RESOURCES CO    COM     723787107   9,747     495,100     SH                 SOLE             345,400       149,700
PLANAR SYSTEMS INC              COM     726900103      50       2,000     SH                 SOLE               2,000             0
PROVINCE HEALTHCARE CO          COM     743977100  16,313     414,300     SH                 SOLE             283,600       130,700
REDBACK NETWORK INC             COM     757209101      41       1,000     SH                 SOLE               1,000             0
RESMED INC                      COM     761152107   6,077     152,400     SH                 SOLE             104,300        48,100
RESPIRONICS INC.                COM     761230101  11,115     390,000     SH                 SOLE             266,400       123,600
RICHMOND COUNTY FINANCIAL CORP  COM     764556106   8,198     313,800     SH                 SOLE             208,050       105,750
ROSLYN BANCORP INC              COM     778162107  10,310     377,500     SH                 SOLE             251,250       126,250
SCHERING PLOUGH CORP            COM     806605101      85       1,500     SH                 SOLE               1,500             0
SMITH INTERNATIONAL INC         COM     832110100   6,345      85,100     SH                 SOLE              52,200        32,900
SPECIALTY LABORATORIES INC.     COM     84749R100   5,045     152,300     SH                 SOLE             107,300        45,000
STERICYCLE INC                  COM     858912108   9,486     248,800     SH                 SOLE             167,525        81,275
STERIS CORP                     COM     859152100   9,235     572,700     SH                 SOLE             393,400       179,300
STRYKER CORP                    COM     863667101   3,314      65,500     SH                 SOLE              65,500             0
3DO CO                          COM     88553W105   2,194     835,650     SH                 SOLE             491,550       344,100
TRIGON HEALTHCARE INC           COM     89618L100  14,535     186,800     SH                 SOLE             132,150        54,650
TRITON NETWORK SYSTEMS INC      COM     896775103   1,148     367,400     SH                 SOLE             230,400       137,000
UNITED HEALTHCARE CORP          COM     91324P102     153       2,500     SH                 SOLE               2,500             0
VARIAN INC                      COM     922206107   9,493     280,250     SH                 SOLE             181,300        98,950
W R BERKELEY CORP               COM     084423102   9,060     192,000     SH                 SOLE             127,900        64,100
WASTE MANAGEMENT INC            COM     94106L109   3,108     112,000     SH                 SOLE             112,000             0
WAYPOINT FINANCIAL CORP         COM     946756103   1,925     175,000     SH                 SOLE             114,900        60,100
WELLPOINT HEALTH NETWORKS INC   COM     94973H108     127       1,100     SH                 SOLE               1,100             0
WESTMORELAND COAL CO            COM     960878106     913     100,000     SH                 SOLE             100,000             0
WIND RIVER SYSTEMS INC          COM     973149107      41       1,200     SH                 SOLE               1,200             0
PUT RAMBUS INC-DEL FEB 40       OPTION  7509171NH     900       1,000     SH    PUT          SOLE               1,000             0
                                                  --------------------
                                                  618,449  31,325,255
                                                  ====================
